EARNINGS PER SHARE	3 Months Ended
Jun. 30, 2021
EARNINGS PER SHARE
EARNINGS PER SHARE

14. EARNINGS PER SHARE

	Three months ended	Three months ended
	June 30, 2021	June 30, 2020
BASIC EARNINGS PER SHARE
Profit from continuing operations available to shareholders	$275,299	$82,098
Dividend to preferred shareholders, net of tax	–	3,319
Profit for the period available to shareholders	275,299	78,779
Basic weighted average shares outstanding[1]	48,078,637	9,895,058
Basic earnings per share from continuing operations available to shareholders	$5.73	$7.96
Basic earnings per share available to shareholders	$5.73	$7.66

DILUTED EARNINGS PER SHARE
Profit from continuing operations available to shareholders	$275,299	$78,779
Adjusted profit for the period available to shareholders	$275,299	$78,779
Basic weighted average shares outstanding	48,078,637	9,895,058
Dilutive effect of:
Restricted share and performance bonus grants	–	67,351
Deferred share grants	–	6,157
Deferred share units	190,983	–
Options	650,000	–
Shares outstanding on a diluted basis	48,919,620	9,968,566
Diluted earnings from continuing operations per share available to shareholders	$5.63	$7.90
Diluted earnings per share available to shareholders	$5.63	$7.60

1 The shares have been adjusted to reflect the share consolidation due to the September 2020 Recapitalization.